GOODWILL (Details 1) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		$ 6,901,056	$ 2,312.7		$ 6,824,935	$ 7,055,975
Leasing Bogota Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		4,688,362			4,714,617
Book value of cash-generating unit		11,349,292			10,428,240
Recoverable amount of asset or cash-generating unit		17,054,833			14,362,910
Amount by which unit's recoverable amount exceeds its carrying amount		5,705,541			3,934,670
Inside Banco de Bogotá S.A. (Megabanco) [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		465,905			465,905
Book value of cash-generating unit		7,353,562			5,579,593
Recoverable amount of asset or cash-generating unit		9,483,254			9,976,659
Amount by which unit's recoverable amount exceeds its carrying amount		2,129,692			4,397,066
Promigas S.A. and Subsidiaries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		169,687			169,687
Book value of cash-generating unit		3,653,698			2,785,270
Recoverable amount of asset or cash-generating unit		9,392,266			7,089,387
Amount by which unit's recoverable amount exceeds its carrying amount		5,738,568			4,304,116
Concesionaria Panamericana S.A.S [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		119,916			119,916
Book value of cash-generating unit		169,451			35,585
Recoverable amount of asset or cash-generating unit		261,223			370,248
Amount by which unit's recoverable amount exceeds its carrying amount		91,772			334,663
Hoteles Estelar S. A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		6,661			6,661
Book value of cash-generating unit		98,688			90,794
Recoverable amount of asset or cash-generating unit		179,420			97,956
Amount by which unit's recoverable amount exceeds its carrying amount		80,732			7,162
Inside Banco de Occidente S.A. (Banco Unión) [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		22,724			22,724
Book value of cash-generating unit		2,648,449			41,935
Recoverable amount of asset or cash-generating unit		2,878,178			454,906
Amount by which unit's recoverable amount exceeds its carrying amount		229,729			412,971
Banco Popular S. A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		358,401			358,401
Book value of cash-generating unit		2,710,218			2,624,196
Recoverable amount of asset or cash-generating unit		3,316,807			3,541,307
Amount by which unit's recoverable amount exceeds its carrying amount		606,589			917,111
Banco de Bogota S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		301,222			301,222
Book value of cash-generating unit		11,000,669			10,331,548
Recoverable amount of asset or cash-generating unit		15,361,349			13,708,171
Amount by which unit's recoverable amount exceeds its carrying amount		4,360,680			3,376,623
Banco de Occidente S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		127,571			127,571
Book value of cash-generating unit		3,174,228			3,089,717
Recoverable amount of asset or cash-generating unit		4,394,187			4,168,844
Amount by which unit's recoverable amount exceeds its carrying amount		1,219,959			1,079,127
Concesionaria Covipacifico S.A.S [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount	[2]	102,376
Book value of cash-generating unit	[2]	104,600
Recoverable amount of asset or cash-generating unit	[2]	111,026
Amount by which unit's recoverable amount exceeds its carrying amount	[2]	6,426
Sociedad Administradora de Pensiones y Cesantias Porvenir S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill carrying amount		538,231			538,231
Book value of cash-generating unit		2,888,669			2,433,816
Recoverable amount of asset or cash-generating unit		9,610,514			9,187,043
Amount by which unit's recoverable amount exceeds its carrying amount		$ 6,721,845			$ 6,753,227

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Corresponds to 40% of the Consesionaria Vial del Pacífico – Covipacífico S.A.S. (this acquisition is considered as non-significant)